UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 112.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		944	$937,718
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,273	1,018,578
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	35,839,239
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		29,659	29,643,739
Term Loan, 3.98%, Maturing June 4, 2021		15,795	15,757,487
Term Loan, 3.78%, Maturing June 9, 2023		35,535	35,499,751
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		13,331	13,275,699

			$131,972,211

Automotive — 3.1%
Allison Transmission, Inc.
Term Loan, 3.28%, Maturing September 23, 2022		1,120	$1,132,698
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		4,114	4,158,258
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,337	13,419,881
FCA US, LLC
Term Loan, 3.53%, Maturing May 24, 2017		8,442	8,452,094
Term Loan, 3.27%, Maturing December 31, 2018		30,348	30,441,957
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		46,904	46,610,530
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		12,750	12,887,062
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		11,924	12,147,619
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		22,949	23,039,550
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		13,450	13,550,875
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		15,978	16,097,506
Term Loan, 3.75%, Maturing June 30, 2022	EUR	6,863	7,499,499
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		13,361	13,415,087

			$202,852,616

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		7,033	$5,802,117
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		2,000	1,200,000

			$7,002,117

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	8,661	$8,720,647
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	24,156	22,495,255
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.79%, Maturing March 3, 2023	3,800	3,809,500
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	6,489	6,213,507

		$41,238,909

Building and Development — 3.1%
American Bath Group, LLC
Term Loan, 6.25%, Maturing September 30, 2023	4,988	$5,037,375
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023	24,600	24,819,087
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,621	8,696,875
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,146	1,154,792
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	14,953	15,120,966
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	37,590	37,832,575
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	14,407	14,475,034
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	8,225	8,332,953
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	7,423	7,480,990
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	29,725	30,128,398
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	15,893	15,933,087
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	15,177	15,277,929
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	5,294	5,352,285
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	5,390	5,443,395
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	9,850	9,899,250

		$204,984,991

Business Equipment and Services — 9.6%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	15,398	$14,913,370
AerCap Holdings N.V.
Term Loan, 3.25%, Maturing October 6, 2023	23,625	23,829,262
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	18,825	19,011,517
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	10,272	10,053,529
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	2,494	2,504,721

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		15,870	$16,026,969
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)		3,325	3,325,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		20,855	20,985,241
Ceridian, LLC
Term Loan, 4.54%, Maturing September 15, 2020		5,511	5,506,412
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019		13,046	13,135,522
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		6,036	6,131,987
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		15,351	12,357,597
DigitalGlobe, Inc.
Term Loan, 3.53%, Maturing January 15, 2024		6,750	6,799,221
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		5,858	1,610,992
Term Loan, 5.51%, Maturing July 2, 2020		3,491	820,339
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,636	331,823
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		48,219	48,340,011
Term Loan, Maturing February 9, 2023(4)		2,088	2,084,817
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		11,125	11,201,484
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		10,595	10,614,999
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		8,758	8,839,079
Financiere Lilas IV
Term Loan, 3.75%, Maturing October 30, 2020	EUR	2,000	2,196,782
First Data Corporation
Term Loan, 2.78%, Maturing June 2, 2020		21,550	21,610,620
Term Loan, 3.78%, Maturing March 24, 2021		7,494	7,543,562
Term Loan, 3.78%, Maturing July 10, 2022		33,376	33,635,676
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,251	2,259,603
Term Loan, 4.00%, Maturing November 6, 2020		12,649	12,696,904
Term Loan, 4.75%, Maturing November 6, 2020	CAD	10,731	7,916,758
Term Loan, 4.00%, Maturing November 7, 2020		7,980	8,007,435
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023		2,524	2,555,500
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		21,144	21,276,619
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		10,825	10,960,312
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	8,250	9,014,777
Term Loan, 4.25%, Maturing August 11, 2023		13,634	13,685,472
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		5,561	5,623,624
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		11,083	11,173,024

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		51,775	$52,372,173
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		14,988	14,501,336
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		19,355	19,651,243
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		12,006	12,024,613
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		11,820	11,970,896
Ramundsen Holdings, LLC
Term Loan, Maturing January 13, 2024(4)		13,000	13,162,500
ServiceMaster Company
Term Loan, 3.28%, Maturing November 8, 2023		22,100	22,228,821
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		29,264	29,198,597
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		2,618	2,644,116
Trans Union, LLC
Term Loan, 3.28%, Maturing April 9, 2023		19,717	19,829,378
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		16,484	16,661,228
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		10,775	10,855,812
Vouvray US Finance, LLC
Term Loan, Maturing January 27, 2024(4)		2,500	2,510,937
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,517	4,550,622

			$640,742,832

Cable and Satellite Television — 3.8%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		8,625	$8,738,203
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,102	2,125,318
Charter Communications Operating, LLC
Term Loan, Maturing July 1, 2020(4)		13,796	13,842,786
Term Loan, Maturing January 3, 2021(4)		5,369	5,384,260
Term Loan, Maturing January 15, 2022(4)		2,950	2,957,662
Term Loan, 3.03%, Maturing January 15, 2024		19,949	20,045,425
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		29,991	30,370,186
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,284	5,327,359
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	2,978	3,261,562
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		6,079	6,143,653
Term Loan, 4.29%, Maturing January 14, 2025		3,990	4,025,982
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		5,525	5,576,305
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,729,364
Term Loan, 3.77%, Maturing January 31, 2025		24,850	25,122,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		23,875	$23,990,101
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	5,619,672
Term Loan, 3.52%, Maturing January 31, 2025		62,258	62,724,935
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	23,000	24,956,510

			$252,942,186

Chemicals and Plastics — 6.2%
A. Schulman, Inc.
Term Loan, 4.03%, Maturing June 1, 2022		9,669	$9,681,565
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.29%, Maturing September 13, 2023		4,267	4,321,848
Allnex USA, Inc.
Term Loan, 5.29%, Maturing September 13, 2023		3,215	3,256,039
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		7,185	7,174,247
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		4,525	4,556,109
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	10,025	11,020,071
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		30,552	30,947,100
Chemours Company (The)
Term Loan, 3.78%, Maturing May 12, 2022		4,319	4,320,312
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,788	3,816,668
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		5,325	5,333,877
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,931	1,947,950
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		11,681	11,710,495
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		12,155	12,281,490
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		6,135	6,178,077
Term Loan, 3.93%, Maturing April 1, 2023		13,990	14,135,671
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,635	3,973,279
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,572	8,270,017
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,080	34,177,943
Term Loan, 4.25%, Maturing March 31, 2022		5,846	5,892,103
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		30,700	31,108,709
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,908	8,940,997
MacDermid Agricultural Solutions Holdings B.V.
Term Loan, 4.75%, Maturing June 7, 2023	EUR	1,995	2,189,367
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,990	4,381,503

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,533	$2,567,977
Term Loan, 5.00%, Maturing June 7, 2023		35,632	36,114,781
Minerals Technologies, Inc.
Term Loan, 3.78%, Maturing May 9, 2021		16,606	16,851,566
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021		5,186	5,216,854
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,935	2,063,593
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,736	5,628,100
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		8,657	8,770,942
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		8,512	8,547,510
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		579	581,776
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,280	3,296,730
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,725	17,953,273
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		30,921	31,023,300
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		26,621	26,609,771
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		4,389	4,431,060
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		11,475	11,589,688

			$410,862,358

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		14,824	$13,568,235
Samsonite International S.A.
Term Loan, 4.03%, Maturing August 1, 2023		3,893	3,921,401

			$17,489,636

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,394,729
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	10,141,898
Spectrum Brands, Inc.
Term Loan, 3.37%, Maturing June 23, 2022		10,400	10,533,136
Term Loan, 4.53%, Maturing June 23, 2022	CAD	9,345	7,217,561

			$29,287,324

Containers and Glass Products — 3.6%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		4,325	$4,366,901
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		25,621	25,761,802
Term Loan, 3.50%, Maturing January 6, 2021		26,886	27,053,539

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.29%, Maturing October 3, 2022		20,284	$20,459,679
Term Loan, 3.29%, Maturing January 19, 2024		7,500	7,561,875
BWAY Holding Company
Term Loan, 4.75%, Maturing August 14, 2023		3,984	4,021,512
Constantia Flexibles Group GmbH
Term Loan, 4.00%, Maturing April 30, 2022		3,990	4,014,937
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		29,450	29,730,688
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	14,475	15,934,086
Libbey Glass, Inc.
Term Loan, Maturing April 9, 2021(4)		2,970	2,990,419
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,293	2,304,145
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,660,622
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		54,354	54,597,801
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		31,113	31,333,406
TricorBraun Holdings, Inc.
Term Loan, 1.88%, Maturing November 30, 2023(2)		491	496,892
Term Loan, 4.75%, Maturing November 30, 2023		4,909	4,968,923

			$241,257,227

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		18,122	$18,326,327
Prestige Brands, Inc.
Term Loan, Maturing September 3, 2021(4)		2,000	2,017,292
Term Loan, 3.52%, Maturing January 26, 2024		2,900	2,933,533
Revlon Consumer Products Corporation
Term Loan, 4.31%, Maturing September 7, 2023		2,618	2,644,771

			$25,921,923

Drugs — 4.8%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		17,428	$17,689,302
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		7,575	7,632,149
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		5,617	5,623,665
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		19,961	19,993,947
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		25,411	25,622,258
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		21,030	21,194,733
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		23,081	23,074,231
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		11,228	11,396,128
Term Loan, 5.50%, Maturing May 7, 2021		10,200	10,314,750
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		56,563	57,022,213

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		9,541	$9,526,453
Term Loan, 3.75%, Maturing March 19, 2021		2,106	2,105,946
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		6,337	6,334,015
Term Loan, 5.02%, Maturing February 13, 2019		2,863	2,870,875
Term Loan, 5.27%, Maturing December 11, 2019		26,945	27,023,879
Term Loan, 5.27%, Maturing August 5, 2020		46,446	46,591,475
Term Loan, 5.53%, Maturing April 1, 2022		24,905	25,009,581

			$319,025,600

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		30,844	$31,186,009
Casella Waste Systems, Inc.
Term Loan, 4.00%, Maturing October 17, 2023		4,900	4,961,250
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,276	16,479,208
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	9,751	7,493,228
Term Loan, 3.75%, Maturing September 29, 2023		18,391	18,471,900

			$78,591,595

Electronics/Electrical — 11.0%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		18,663	$9,611,345
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		24,105	24,316,190
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		13,790	13,991,100
Term Loan - Second Lien, 10.50%, Maturing December 14, 2023		4,000	4,006,668
Avast Software B.V.
Term Loan, 4.75%, Maturing September 30, 2022	EUR	3,950	4,347,172
Term Loan, 5.00%, Maturing September 30, 2022		18,787	19,086,618
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,153	6,974,333
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		9,289	9,397,827
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		13,640	13,946,754
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,027	6,068,177
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		2,605	2,626,021
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,392	8,255,460
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		10,037	10,062,586
Term Loan, 4.50%, Maturing April 6, 2020		3,483	3,502,089
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		45,585	45,909,587
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		24,832	24,986,911
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,952,186

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		17,400	$17,450,756
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,033	7,014,041
Term Loan, 3.75%, Maturing June 3, 2020		59,443	59,401,569
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,706	4,038,027
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		38,950	38,876,652
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021		11,196	11,195,761
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021		9,298	9,448,967
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019		11,722	11,847,293
Term Loan, 4.79%, Maturing November 19, 2021		20,353	20,589,588
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		38,518	38,731,631
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		13,153	13,247,407
Microsemi Corporation
Term Loan, 3.02%, Maturing January 15, 2023		955	962,773
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023		9,426	9,561,879
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020		12,224	12,298,229
Term Loan, 3.24%, Maturing December 7, 2020		6,967	7,009,564
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021		18,003	18,095,368
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,452,041
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023		11,970	12,098,247
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		830	801,069
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		36,482	33,271,382
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022		1,421	1,437,813
Term Loan, 4.03%, Maturing July 8, 2022		14,802	14,982,407
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		19,282	19,559,066
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		3,566	3,441,354
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024		7,750	7,791,982
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022		11,075	11,099,232
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		41,790	42,108,586
VeriFone, Inc.
Term Loan, 2.53%, Maturing July 8, 2019		1,259	1,253,470
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		15,761	14,985,936

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		25,388	$25,612,270
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023		16,756	16,810,698
Term Loan, 4.75%, Maturing August 31, 2023	EUR	1,995	2,167,062
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023		13,231	13,404,815
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021		17,726	17,901,546

			$732,989,505

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)		2,250	$2,272,500
Term Loan, Maturing January 13, 2022(4)		33,850	34,322,478
Flying Fortress, Inc.
Term Loan, 3.25%, Maturing October 30, 2022		11,500	11,592,000

			$48,186,978

Financial Intermediaries — 3.7%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022		4,073	$4,140,648
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		17,570	17,438,120
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,551,188
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		21,623	21,677,301
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020		12,182	12,189,414
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023		8,254	8,360,075
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023		7,993	8,095,997
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		16,174	16,255,161
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023		36,519	36,838,576
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021		4,843	4,854,936
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)		582	543,138
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		2,704	2,722,753
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022		18,025	18,295,375
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020		3,075	3,112,155
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022		25,225	25,847,755
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		9,584	9,607,878
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		9,334	9,427,255

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020		40,472	$39,015,406

			$242,973,131

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		19,078	$19,333,382
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		2,369	2,389,719
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,257	3,270,666
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,687	11,492,120
Term Loan - Second Lien, 8.45%, Maturing August 18, 2021		6,263	4,478,045
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018		29,762	29,947,771
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		5,988	6,006,236
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		17,034	17,098,167
Term Loan, 3.75%, Maturing September 18, 2020		13,472	13,497,361
Term Loan, 4.00%, Maturing October 30, 2022		5,841	5,873,856
Term Loan, Maturing October 30, 2022(4)		52,625	52,888,125
Keurig Green Mountain, Inc.
Term Loan, 2.56%, Maturing March 3, 2021		1,950	1,948,781
Term Loan, 5.31%, Maturing March 3, 2023		4,484	4,557,572
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,796	4,357,459
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	4,361	211,853
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		33,174	33,450,525
Term Loan, 6.25%, Maturing May 5, 2023	GBP	2,488	3,172,301
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		11,010	11,085,430
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		10,625	10,626,711
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,040,687

			$241,726,767

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		32,756	$33,101,437
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		10,687	10,673,295
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		2,583	2,619,053
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		21,075	21,304,570
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,426	7,554,080
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,048	6,068,458

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	4,311	$4,257,031
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020	1,785	1,798,268
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)	8,725	8,681,375
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020	43,904	39,115,382
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023	7,089	7,193,943

		$142,366,892

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021	13,219	$13,305,109
Term Loan, 4.25%, Maturing December 22, 2022	10,717	10,797,826
Term Loan, 4.06%, Maturing June 22, 2023	41,784	42,100,176
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019	2,995	2,645,181
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	28,475	28,630,328
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,027,498
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	13,902	14,008,249

		$117,514,367

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	8,501	$8,585,947

		$8,585,947

Health Care — 12.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022	2,058	$2,074,293
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	9,730	9,807,979
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,237,555
Alere, Inc.
Term Loan, Maturing June 18, 2020(4)	1,000	998,594
Term Loan, 4.25%, Maturing June 18, 2022	28,037	28,089,659
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	11,754	11,651,538
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,144	6,159,109
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	14,405	14,540,287
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	5,736	5,735,625
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	4,850	4,904,563
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	17,622	17,644,133
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	29,048	29,048,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		755	$759,813
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023		19,683	19,882,596
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		12,954	12,334,892
Term Loan, 4.00%, Maturing January 27, 2021		27,421	25,998,345
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		11,185	11,254,411
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023		4,300	4,333,596
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021		10,075	10,024,130
DaVita HealthCare Partners, Inc.
Term Loan, 3.53%, Maturing June 24, 2021		8,783	8,910,924
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020		19,700	19,277,277
Term Loan, 4.25%, Maturing June 8, 2020		5,754	5,630,088
Elsan SAS
Term Loan, Maturing October 16, 2022(4)	EUR	6,500	7,146,362
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023		60,800	61,439,677
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		2,017	2,029,736
Term Loan, 4.25%, Maturing August 30, 2020		6,666	6,707,271
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023		15,686	15,789,605
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		15,814	15,926,682
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)		33,325	33,561,041
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		20,825	20,774,968
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019		9,197	9,266,067
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023		23,475	23,678,317
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021		28,187	28,304,320
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020		48,318	48,459,392
Term Loan, Maturing January 25, 2024(4)		27,675	27,574,125
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022		14,714	14,806,224
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023		7,750	7,289,650
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		5,300	5,220,719
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		34,382	34,905,298
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		3,853	3,795,435

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		7,290	$7,316,537
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,880	4,895,591
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,446	1,235,073
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		20,386	19,621,947
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,198	17,038,182
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		24,652	24,519,559
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		9,150	9,190,031
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021		23,149	23,356,023
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023		13,429	13,468,197
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018		8,406	8,474,117
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,012	1,017,869
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)		36,050	36,050,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		19,423	19,471,531

			$806,627,329

Home Furnishings — 0.7%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023		44,225	$44,252,641

			$44,252,641

Industrial Equipment — 6.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,127	$28,635,042
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,597	1,617,209
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	8,828	9,721,769
Columbus McKinnon Corporation
Term Loan, Maturing January 31, 2024(4)		10,000	10,075,000
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,732,224
Term Loan, 4.50%, Maturing October 28, 2021		10,815	10,814,600
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		16,374	16,618,980
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		10,196	10,278,648
Term Loan, 5.50%, Maturing January 15, 2021		4,144	4,205,843
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		11,250	11,336,760
Term Loan, Maturing November 21, 2020(4)		3,284	3,309,395

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		38,950	$38,572,495
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,217	3,475,576
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		46,194	46,151,183
Generac Power Systems, Inc.
Term Loan, 3.75%, Maturing May 31, 2023		16,288	16,471,070
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		4,550	4,641,000
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		25,216	25,393,947
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		15,340	15,349,256
Term Loan, Maturing June 20, 2023(4)		27,738	27,945,704
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,541	15,383,297
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	14,075	15,348,269
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		51,225	51,600,402
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		5,975	6,044,515
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,362	5,200,810
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,531	8,473,786
Terex Corporation
Term Loan, Maturing January 24, 2024(4)		2,644	2,657,407
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		7,858	7,853,077

			$401,907,264

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		17,060	$17,188,308
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		22,500	22,630,073
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		12,295	12,479,138
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		1,225	1,243,375
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		3,311	3,337,182
Term Loan, 4.25%, Maturing August 4, 2022		32,908	33,282,142
Term Loan, 4.75%, Maturing November 3, 2023		13,292	13,447,865
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		12,675	12,841,360
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		11,026	9,514,397
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020		6,266	5,089,171
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		22,823	22,915,335
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024		15,803	16,023,887

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	42,552	$42,729,213

		$212,721,446

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2022	657	$664,572
Term Loan, 3.53%, Maturing December 15, 2023	3,975	4,016,408
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	28,150	28,479,890
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	32,064	32,311,023
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	6,821	6,889,495
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	17,884	18,051,942
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	13,349	13,449,045
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,490	1,493,537
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	642	644,865
Term Loan, 5.82%, Maturing May 8, 2021	4,973	4,997,707
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	16,808	16,965,551
LTF Merger Sub, Inc.
Term Loan, 4.00%, Maturing June 10, 2022	6,251	6,269,442
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	4,911	5,009,728
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,983	17,237,294
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	16,875	16,710,374
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	913	365,344
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	15,810	15,731,095
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	5,212	4,742,706
Travel Leaders Group, LLC
Term Loan, Maturing January 25, 2024(4)	7,000	7,105,000
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	10,274	10,345,954
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	12,377	12,457,278

		$223,938,250

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 4.50%, Maturing July 1, 2023	7,983	$8,041,317
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	40,088	40,363,674
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	1,877	1,889,193

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,253	$1,262,467
Term Loan, 3.76%, Maturing September 15, 2023	7,960	8,045,347
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	6,346	7,189,731
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	13,012	13,166,290
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	33,016	33,281,114
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	6,950	7,041,219
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	1,161	1,175,968
Term Loan, 4.54%, Maturing November 21, 2019	2,710	2,743,926
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,486	2,509,587
Term Loan, 3.27%, Maturing October 25, 2023	33,804	34,192,038
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	12,566	12,627,073
MGM Growth Properties Operating Partnership L.P.
Term Loan, Maturing April 23, 2021(4)	22,861	22,909,079
Term Loan, 3.53%, Maturing April 25, 2023	23,845	24,038,614
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	4,095	4,111,483
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,316	28,627,229

		$253,215,349

Nonferrous Metals/Minerals — 1.2%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	1,698	$1,869,691
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	5,739	5,836,303
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	12,586	12,680,559
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	18,635	18,262,459
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	11,097	11,235,902
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	17,265	16,407,449
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,300	587,472
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,022	1,024,910
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,563,188
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,382	494,731

		$78,962,664

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	28,197	$15,931,566

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	17,907	$17,951,268
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,589	8,751,924
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	11,031	11,075,409
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,807	7,792,629
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	5,600	5,615,002
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	9,873,283
Term Loan, 8.00%, Maturing August 31, 2020	3,025	2,938,031
Term Loan, 8.38%, Maturing September 30, 2020	3,998	3,618,163
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	4,399,984
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,857	3,182,251
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	42,220	42,470,488
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	9,112	3,827,108
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	16,275	4,679,063
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	25,561	18,867,577
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	338	300,843
Term Loan, 4.44%, Maturing December 16, 2020	906	806,667
Term Loan, 4.44%, Maturing December 16, 2020	6,516	5,798,890
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	899	796,802
Term Loan, 4.45%, Maturing October 1, 2019	1,472	1,304,509
Term Loan, 4.45%, Maturing October 1, 2019	11,108	9,844,743
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	529	434,708

		$180,260,908

Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	1,047	$575,766
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	16,571	16,695,461
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	41,815	36,196,323
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	26,119	26,298,373
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	9,610	9,706,100
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	5,094	5,093,598
Nielsen Finance, LLC
Term Loan, 3.27%, Maturing October 4, 2023	18,624	18,779,532

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		12,321	$12,429,192
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020		14,333	14,368,896
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022		8,175	8,134,125

			$148,277,366

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		5,888	$5,579,105
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		5,976	5,479,409
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		13,315	13,451,319
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	26,649,808
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		11,078	11,227,205
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		12,181	12,181,000
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		2,537	2,554,008
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,733	5,740,288
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		14,994	12,606,355
Term Loan, 8.28%, Maturing July 30, 2019		2,571	2,161,300
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		2,540	2,568,385
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		27,508	27,817,863
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		6,606	6,610,589
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		6,625	6,654,779
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		16,087	16,132,282
Term Loan, 4.00%, Maturing March 1, 2020		34,595	34,713,017

			$192,126,712

Retailers (Except Food and Drug) — 4.0%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	3,750	$4,715,530
Term Loan, 3.48%, Maturing April 28, 2020	GBP	3,000	3,776,357
Bass Pro Group, LLC
Term Loan, 5.72%, Maturing May 4, 2018		3,225	3,204,844
Term Loan, 5.97%, Maturing December 16, 2023		9,550	9,301,547
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)		8,100	8,126,997
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023		18,045	18,181,602
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		791	796,949

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	13,511	$11,571,816
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	16,257	15,108,979
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	21,524	21,757,530
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	23,353	13,112,669
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	9,827	9,712,240
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	13,532	13,516,072
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	25,843	21,535,887
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	22,951	23,041,766
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	39,098	38,808,009
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	11,617	11,311,625
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	6,199	5,826,701
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	3,676	3,538,411
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	21,668	21,199,006
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	9,100	9,156,875
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	1,422	1,396,016

		$268,697,428

Steel — 1.2%
Atkore International, Inc.
Term Loan, 4.00%, Maturing December 15, 2023	13,330	$13,454,641
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	25,786	25,968,145
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	10,319	10,267,281
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	209	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	27,363	27,696,472

		$77,386,539

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	7,562	$7,588,588
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	981	984,112
Term Loan, 4.00%, Maturing July 31, 2022	3,225	3,236,107
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	20,526	19,016,898

		$30,825,705

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telecommunications — 3.6%
Ciena Corporation
Term Loan, 3.28%, Maturing January 26, 2024	4,035	$4,055,665
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	17,423	17,575,893
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	11,775	11,833,875
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	56,958	56,165,084
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	16,937	16,386,669
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	6,510	6,589,153
SBA Senior Finance II, LLC
Term Loan, 3.02%, Maturing March 24, 2021	9,843	9,888,159
Term Loan, 3.03%, Maturing June 10, 2022	1,963	1,971,180
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	29,225	29,225,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	18,923	17,101,513
Term Loan, 4.04%, Maturing April 23, 2019	11,881	10,737,404
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	35,860	36,245,621
Term Loan, Maturing November 17, 2023(4)	6,000	6,075,000
Zayo Group, LLC
Term Loan, Maturing January 12, 2024(4)	813	821,133
Term Loan, 3.50%, Maturing January 19, 2024	1,688	1,705,430
Ziggo Financing Partnership
Term Loan, 3.52%, Maturing January 15, 2022	4,980	5,001,948
Term Loan, 3.52%, Maturing January 15, 2022	8,403	8,440,180
Term Loan, 4.07%, Maturing January 15, 2022	1,547	1,554,244

		$241,373,151

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.28%, Maturing January 31, 2022	7,609	$7,612,190
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	6,300	6,315,750
Term Loan, Maturing December 26, 2019(4)	3,925	3,927,453
Term Loan, 3.75%, Maturing January 15, 2024	37,337	37,546,535
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	4,075	4,138,672
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	3,989	4,012,765
Dynegy, Inc.
Term Loan, 5.00%, Maturing June 27, 2023	100	101,094
Term Loan, Maturing June 27, 2023(4)	19,200	19,373,146
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	6,300	6,346,462
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,045	1,055,209
Term Loan, 5.00%, Maturing December 19, 2021	23,267	23,502,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		1,692	$1,641,533
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)		1,565	1,586,983
Term Loan, Maturing November 22, 2023(4)		16,435	16,663,325
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021		8,934	8,721,647
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,515	9,515,962
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021		13,770	13,939,656
USIC Holdings, Inc.
Term Loan, 4.75%, Maturing December 8, 2023		3,500	3,541,016

			$169,541,774

Total Senior Floating-Rate Loans (identified cost $7,580,201,612)			$7,468,629,638

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(9)
First Data Corp.
6.75%, 11/1/20(7)		476	$492,065

			$492,065

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
6.00%, 4/15/21(7)	GBP	3,011	$3,948,548
5.50%, 1/15/25(7)		1,825	1,877,469

			$5,826,017

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,734,375
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,255,000

			$25,989,375

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$21,003,161
4.523%, 7/15/21(7)(8)		6,975	7,192,969

			$28,196,130

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,479,000

			$11,479,000

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,598,204
Vue International Bidco PLC
4.923%, 7/15/20(7)(8)	EUR	2,875	3,133,977

			$7,732,181

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$808,650

			$808,650

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,323,400
Iceland Bondco PLC
4.607%, 7/15/20(7)(8)	GBP	12,425	15,630,798
6.25%, 7/15/21(7)	GBP	3,925	5,123,105

			$35,077,303

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,147,978
5.125%, 8/1/21		11,650	11,009,250
HCA, Inc.
4.75%, 5/1/23		4,650	4,830,187
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	22,881,469
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,218,750
4.375%, 10/1/21		6,225	6,291,172

			$65,378,806

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		147	$0

			$0

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.398%, 11/15/19(7)(8)	GBP	2,500	$3,164,356

			$3,164,356

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,357,500

			$4,357,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		5,459	$6,100,349
9.00%, 2/15/20(5)		2,459	2,741,666
9.00%, 2/15/20(5)		6,246	6,979,444

			$15,821,459

Security	Principal Amount* (000’s omitted)		Value
Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,175,000

			$4,175,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,968,000

			$6,968,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,436,628
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,236,438

			$4,673,066

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(7)(11)	GBP	750	$943,500
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	7,675,500

			$8,619,000

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(7)(8)	EUR	4,825	$5,311,716
6.50%, 4/30/20(7)		3,150	3,276,000

			$8,587,716

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,095,000
7.875%, 1/15/23(7)		3,565	3,729,881
5.875%, 1/15/24(7)		5,000	5,262,500
5.25%, 6/1/26(7)		7,675	7,770,938

			$18,858,319

Total Corporate Bonds & Notes (identified cost $259,258,839)			$256,203,943

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.337%, 10/15/27(7)(8)	$2,000	$2,026,799
Series 2013-7RA, Class DR, 8.162%, 10/15/28(7)(8)	3,000	3,050,022
Apidos CLO XIV
Series 2013-14A, Class D, 4.523%, 4/15/25(7)(8)	3,000	2,992,275
Series 2013-14A, Class E, 5.423%, 4/15/25(7)(8)	1,500	1,408,809

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 4.323%, 4/17/26(7)(8)	$1,500	$1,487,535
Series 2014-17A, Class D, 5.773%, 4/17/26(7)(8)	1,500	1,432,672
Apidos CLO XXI
Series 2015-21A, Class D, 6.574%, 7/18/27(7)(8)	1,500	1,426,494
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.523%, 10/17/24(7)(8)	2,000	1,993,112
Series 2013-3A, Class E, 5.923%, 10/17/24(7)(8)	2,000	1,931,722
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.273%, 7/17/25(7)(8)	1,670	1,583,304
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(7)(8)	2,475	2,479,089
Series 2013-IA, Class E, 5.43%, 4/20/25(7)(8)	1,500	1,424,335
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(7)(8)	2,175	2,064,673
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.423%, 7/15/25(7)(8)	2,000	1,992,744
Series 2013-3A, Class D, 5.623%, 7/15/25(7)(8)	1,600	1,526,443
Series 2016-4A, Class D, 7.782%, 10/20/27(7)(8)	1,500	1,516,504
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.13%, 10/20/28(7)(8)	2,000	2,006,132
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(7)(8)	2,000	2,024,709
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.525%, 7/20/26(7)(8)	1,750	1,750,569
Series 2014-12A, Class E, 6.125%, 7/20/26(7)(8)	1,750	1,697,159
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.786%, 11/14/27(7)(8)	2,000	2,014,502
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(7)(8)	3,000	3,047,155
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(7)(8)	2,900	2,892,324
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class D, 4.373%, 7/17/25(7)(8)	1,500	1,481,508
Series 2013-1A, Class E, 5.523%, 7/17/25(7)(8)	1,800	1,667,613
Palmer Square CLO, Ltd.
Series 2014-1A, Class DR, 7.859%, 1/17/27(7)(8)	1,900	1,903,305
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.48%, 10/20/27(7)(8)	2,900	2,782,356

Total Asset-Backed Securities (identified cost $52,276,626)		$53,603,864

Common Stocks — 0.3%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(10)(12)	168	$2,859,117

		$2,859,117

Automotive — 0.0%(9)
Dayco Products, LLC(10)(12)	48,926	$1,247,613

		$1,247,613

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	41,829,101	$29,281
RCS Capital Corp.(3)(10)(12)	435,169	6,636,327

		$6,665,608

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(12)	319,499	$439,311

		$439,311

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(10)(12)	167,709	$2,934,902
Tropicana Entertainment, Inc.(10)(12)	40,751	1,222,530

		$4,157,432

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(12)	1,760	$0

		$0

Oil and Gas — 0.0%(9)
Southcross Holdings Group, LLC(3)(10)(12)	573	$0
Southcross Holdings L.P., Class A(10)(12)	573	196,969

		$196,969

Publishing — 0.1%
ION Media Networks, Inc.(3)(10)	13,247	$4,918,214
MediaNews Group, Inc.(3)(10)(12)	66,239	2,372,015
Nelson Education, Ltd.(3)(10)(12)	169,215	0

		$7,290,229

Total Common Stocks (identified cost $11,073,660)		$22,856,279

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(10)(12)	46,544	$13,032

Total Convertible Preferred Stocks (identified cost $3,284,920)		$13,032

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(13)	229,430,371	$229,453,314

Total Short-Term Investments (identified cost $229,453,314)		$229,453,314

Total Investments — 120.8% (identified cost $8,135,548,971)		$8,030,760,070

Less Unfunded Loan Commitments — (0.1)%		$(7,198,445)

Value

Net Investments — 120.7% (identified cost $8,128,350,526)	$8,023,561,625

Other Assets, Less Liabilities — (20.7)%	$(1,377,832,943)

Net Assets — 100.0%	$6,645,728,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $201,957,347 or 3.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $230,840.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,800,000	USD	3,629,593	JPMorgan Chase Bank, N.A.	2/28/17	$60,123	$—
USD	25,325,205	CAD	33,957,374	Goldman Sachs International	2/28/17	—	(777,514)
USD	53,385,272	EUR	50,063,978	State Street Bank and Trust Company	2/28/17	—	(710,247)
USD	2,123,060	EUR	2,005,000	State Street Bank and Trust Company	2/28/17	—	(43,398)
USD	9,784,748	EUR	9,050,681	State Street Bank and Trust Company	2/28/17	5,236	—
USD	13,421,759	GBP	10,708,349	HSBC Bank USA, N.A.	2/28/17	—	(55,379)
USD	2,454,732	GBP	2,016,662	State Street Bank and Trust Company	2/28/17	—	(83,366)
USD	941,914	GBP	750,000	State Street Bank and Trust Company	2/28/17	—	(2,009)
GBP	1,800,000	USD	2,212,745	State Street Bank and Trust Company	3/31/17	54,758	—
USD	52,715,541	EUR	50,162,997	HSBC Bank USA, N.A.	3/31/17	—	(1,579,261)
USD	10,150,463	EUR	9,374,319	State Street Bank and Trust Company	3/31/17	4,004	—
USD	14,576,630	GBP	11,879,313	Goldman Sachs International	3/31/17	—	(388,025)
USD	6,143,448	GBP	5,042,293	Goldman Sachs International	3/31/17	—	(208,448)
USD	56,826,125	EUR	52,923,740	Goldman Sachs International	4/28/17	—	(529,407)
USD	16,141,798	GBP	12,832,338	State Street Bank and Trust Company	4/28/17	—	(33,624)

						$124,121	$(4,410,678)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $124,121 and $4,410,678, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,129,286,347

Gross unrealized appreciation	$77,679,077
Gross unrealized depreciation	(183,403,799)

Net unrealized depreciation	$(105,724,722)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,455,610,938	$5,820,255	$7,461,431,193
Corporate Bonds & Notes	—	256,203,943	0	256,203,943
Asset-Backed Securities	—	53,603,864	—	53,603,864
Common Stocks	1,222,530	4,818,795	16,814,954	22,856,279
Convertible Preferred Stocks	—	—	13,032	13,032
Short-Term Investments	—	229,453,314	—	229,453,314
Total Investments	$1,222,530	$7,999,690,854	$22,648,241	$8,023,561,625
Forward Foreign Currency Exchange Contracts	$—	$124,121	$—	$124,121
Total	$1,222,530	$7,999,814,975	$22,648,241	$8,023,685,746

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,410,678)	$—	$(4,410,678)
Total	$—	$(4,410,678)	$—	$(4,410,678)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017